Loan Servicing - Residential MSR Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Residential MSRs
Servicing Assets at Fair Value [Line Items]
Composition of loans serviced for others	100.00%	100.00%
Residential MSRs | Min
Servicing Assets at Fair Value [Line Items]
Prepayment speed	6.70%	8.60%
OAS	2.20%	1.20%
Residential MSRs | Max
Servicing Assets at Fair Value [Line Items]
Prepayment speed	18.20%	12.50%
OAS	12.00%	11.40%
Residential MSRs | Weighted Average
Servicing Assets at Fair Value [Line Items]
Prepayment speed	7.50%	9.00%
Effect on fair value of a 10% increase	$ (82)	$ (110)
Effect on fair value of a 20% increase	$ (160)	$ (211)
OAS	4.60%	4.00%
Effect on fair value of a 10% increase	$ (60)	$ (55)
Effect on fair value of a 20% increase	$ (118)	$ (108)
Weighted average life	7 years 6 months	6 years 9 months 18 days
Fixed-rate residential mortgage loans
Servicing Assets at Fair Value [Line Items]
Composition of loans serviced for others	99.60%	99.50%
Adjustable-rate residential mortgage loans
Servicing Assets at Fair Value [Line Items]
Composition of loans serviced for others	0.40%	0.50%